Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset
The following table provides information on the Company's gain (write-down) and gain (loss) on sales of vessels for the years presented in these consolidated financial statements:

Segment	Asset Type	December 31, 2023 $	December 31, 2022 $	December 31, 2021 $
LNG (notes 6 and 19a)	LNG Carriers	35,807	(52,004)	—
NGL (note 19b)	Multi-gas Carriers	(7,816)	(2,393)	—
Gain (write-down) and gain (loss) on sales of vessels		27,991	(54,397)	—